Option and Stock Issuance Plans	12 Months Ended
Dec. 31, 2023
Vaso Corporation and Subsidaries [Member]
Option and Stock Issuance Plans [Line Items]
OPTION AND STOCK ISSUANCE PLANS

NOTE Q — OPTION AND STOCK ISSUANCE PLANS

2013 Stock Option and Stock Issuance Plan

On October 30, 2013, the Board of Directors (“Board”) approved the 2013 Stock Plan (the “2013 Plan”) for officers, directors, employees and consultants of the Company. The stock issuable under the 2013 Plan shall be shares of the Company’s authorized but unissued or reacquired common stock. The maximum number of shares of common stock which may be issued under the 2013 Plan is 7,500,000 shares.

The 2013 Plan is comprised of two separate equity programs, the Options Grant Program, under which eligible persons may be granted options to purchase shares of common stock, and the Stock Issuance Program, under which eligible persons may be issued shares of common stock directly, either through the immediate purchase of such shares or as a bonus for services rendered to the Company. The 2013 Plan provides that the Board, or a committee of the Board, will administer it with full authority to determine the identity of the recipients of the options or shares and the number of options or shares.

During the year ended December 31, 2023, no options or shares of common stock were granted or forfeited, and 759,120 shares expired. 3,540 shares were withheld for withholding taxes.

2016 Stock Issuance Plan

On June 15, 2016, the Board approved the 2016 Stock Plan (the “2016 Plan”) for officers, directors, and senior employees of the Corporation or any subsidiary of the Corporation. The stock issuable under the 2016 Plan shall be shares of the Company’s authorized but unissued or reacquired common stock. The maximum number of shares of common stock that may be issued under the 2016 Plan is 7,500,000 shares.

The 2016 Plan consists of a Stock Issuance Program, under which eligible persons may, at the discretion of the Board, be issued shares of common stock directly, as a bonus for services rendered or to be rendered to the Corporation or any subsidiary of the Corporation.

During the year ended December 31, 2023, 225,000 shares of common stock were granted under the 2016 Plan and 21,709 shares were withheld for withholding taxes.

2019 Stock Issuance Plan

In May 2019, the Board approved the 2019 Stock Plan (the “2019 Plan”) for officers, directors, and senior employees of the Corporation or any subsidiary of the Corporation. The stock issuable under the 2019 Plan shall be shares of the Company’s authorized but unissued or reacquired common stock. The maximum number of shares of common stock that may be issued under the 2019 Plan is 15,000,000 shares.

The 2019 Plan consists of a Stock Issuance Program, under which eligible persons may, at the discretion of the Board, be issued shares of common stock directly, as a bonus for services rendered or to be rendered to the Corporation or any subsidiary of the Corporation.

During the year ended December 31, 2023, no shares were granted under the 2019 Plan.

The following table summarizes non-vested restricted shares under all plans for the year ended December 31, 2023:

	Shares Available for Future Issuance	Unvested shares	Weighted Average Grant Date Fair Value
Balance at December 31, 2021	10,915,580	2,990,000	$0.02
Authorized	—	—	$—
Granted	(1,050,000)	1,050,000	$0.11
Vested	—	(1,300,000)	$0.02
Forfeited	90,000	(90,000)	$0.05
Expired	—	—	$—
Balance at December 31, 2022	9,955,580	2,650,000	$0.06
Authorized	—	—	$—
Granted	(225,000)	225,000	$0.22
Vested	—	(1,491,418)	$0.03
Forfeited	25,249	(25,249)	$0.11
Expired	(759,120)	—	$—
Balance at December 31, 2023	8,996,709	1,358,333	$0.11

There were 54,317,575 remaining authorized shares of common stock after reserves for all stock option plans.